UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

SEMI-ANNUAL REPORT

December 31, 2019

(UNAUDITED)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ websites www.frankfunds.com, www.leighbaldwin.com, and www.cameloteventdrivenfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund
39.01%
Technology
1.80%
Consumer Cyclical
4.49%
Energy
0.16%
Exchange Traded Funds
26.82%
Financial Services
7.81%
Healthcare
14.11%
Industrials
5.80%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

CAMELOT FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Bank Deposits, 12.54%
Options Purchased, 2.36%
Warrants, 0.27%
Term Loan, 0.34%
Structured Note, 2.55%
Preferred Stocks, 3.53%
Municipal Bonds, 2.95%
Mortgage-Backed Securities, 0.49%
Escrow Notes, 0.00%
Corporate Bonds, 4.84%
Convertible Bonds, 1.36%
Contingent Value Right, 0.00%
Asset-Back Securities, 0.45%
Escrow Shares, 0.01%
Utilities, 0.37%
Technology, 15.49%
Real Estate, 1.44%
Industrials, 2.83%
Healthcare, 19.93%
Financial Services, 0.00%
Energy, 3.16%
Consumer Defensive, 3.71%
Consumer Cyclical, 10.00%
Communication Services
8.40%
Basic Materials, 2.98%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 24.56%

Cable & Other Pay Television Services - 4.95%
10,303	Liberty Latin America Ltd. Class A *	$ 198,848
16,856	Liberty Latin America Ltd. Class C *	328,018
		526,866
Fire, Marine & Casualty Insurance - 5.59%
2,626	Berkshire Hathaway, Inc. Class B *	594,789

Gold and Silver Ores - 7.49%
23,299	Barrick Gold Corp.	433,128
8,380	Newmont Goldcorp Corp.	364,111
		797,239
Wholesale-Drugs, Propietaries - 6.53%
2,510	McKesson Corp.	347,183
4,098	AmerisourceBergen Corp.	348,412
		695,595

TOTAL FOR COMMON STOCKS (Cost $1,881,668) - 24.56%		2,614,489

CORPORATE BONDS - 6.91% (●)

Oil, Gas Field Services - 2.76%
300,000	Oceaneering International, Inc., 4.65%, 11/15/2024	294,000

Retail-Computer & Computer Software Stores - 4.15%
450,000	GameStop Corp. 6.75%, 03/15/2021	442,125

TOTAL FOR CORPORATE BONDS (Cost $721,036) - 6.91%		736,125

EXCHANGE TRADED FUNDS - 8.88%
77,608	Sprott Physical Gold Trust *	945,266
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $881,748) - 8.88%		945,266

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 38.15% (●)

U.S. Treasury Note Bonds - 28.06%
1,000,000	U.S. Treasury Note 1.125%, 04/30/2020	998,281
1,000,000	U.S. Treasury Note 1.375%, 01/31/2021	997,227
1,000,000	U.S. Treasury Note 1.125%, 09/30/2021	991,953
		2,987,461

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

U.S. Treasury Strips Principal Bonds - 10.09%
2,180,000	U.S. Treasury Strips Principal 0.00%, 05/15/2049	1,074,781

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,164,287) - 38.15%		4,062,242

MONEY MARKET FUND - 21.13%
2,249,621	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 1.47% **	$ 2,249,621
TOTAL FOR MONEY MARKET FUND (Cost $2,249,621) - 21.13%		2,249,621

TOTAL INVESTMENTS (Cost $9,898,360) *** - 99.63%		10,607,743

OTHER ASSETS LESS LIABILITIES - 0.37%		39,423

NET ASSETS - 100.00%		$10,647,166

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

*** Refer to Note 10 for tax cost.

● Level 2 Security.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 27.52%

Biological Products (No Diagnostic Substances) - 3.97%
300	Biogen, Inc. * (a)	$ 89,019

Construction Machinery & Equipment - 4.60%
700	Caterpillar, Inc.	103,376

Electromedical & Electrotherapeutic Apparatus - 4.04%
800	Medtronic PLC (Ireland)	90,760

Hotels & Motels - 1.54%
500	Las Vegas Sands Corp. (a)	34,520

National Commercial Bank - 4.35%
700	JPMorgan Chase & Co. (a)	97,580

Pharmaceutical Preparations - 4.05%
1,000	Merck & Co. (a)	90,950

Retail-Department Stores - 1.51%
2,000	Macy's, Inc. (a)	34,000

Security Brokers, Dealers & Flotation Companies - 2.05%
200	Goldman Sachs Group, Inc. (a)	45,986

Services-Prepackaged Software - 1.41%
200	Microsoft Corp. (a)	31,540

TOTAL FOR COMMON STOCKS (Cost $613,550) - 27.52%		617,731

EXCHANGE TRADED FUNDS - 23.54%
600	SPDR Dow Jones Industrial Average ETF Trust (a)	171,060
400	SPDR Gold Shares	100,030
800	SPDR S&P 500 ETF Trust * (a)	257,488
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $526,456) - 23.54%		528,578

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $145,045) - 4.11%		92,181

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 35.28%
792,039	Fidelity Institutional Government Money Market Fund Class I 1.49% **	792,039
TOTAL FOR MONEY MARKET FUND (Cost $792,039) - 35.28%		792,039

TOTAL INVESTMENTS (Cost $2,077,090) *** - 90.45%		2,030,529

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $10,682) - (0.30)%		$ (6,734)

ASSETS IN EXCESS OF LIABILITIES, NET - 9.85%		221,084

NET ASSETS - 100.00%		$2,244,879

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

*** Refer to Note 10 for tax cost.

(a) Subject to written option contracts.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

CALL OPTIONS - 0.15% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Deere & Co.	Fidelity National Financial Services Corp.	6	$106,500	$ 177.50	1/10/2020	$ 420

JPMorgan Chase & Co.	Fidelity National Financial Services Corp.	7	98,000	140.00	1/3/2020	203

Las Vegas Sands Corp.	Fidelity National Financial Services Corp.	10	71,000	71.00	1/10/2020	360

Macy's, Inc.	Fidelity National Financial Services Corp.	19	32,300	17.00	1/10/2020	1,045

McDonald's Corp.	Fidelity National Financial Services Corp.	4	80,000	200.00	1/3/2020	52

Microsoft Corp.	Fidelity National Financial Services Corp.	7	112,000	160.00	1/3/2020	84

Morgan Stanley	Fidelity National Financial Services Corp.	10	50,000	50.00	1/3/2020	970

The Home Depot, Inc.	Fidelity National Financial Services Corp.	4	89,000	222.50	1/10/2020	284

Total Call Options (Premiums Paid $5,269) - 0.15%						$ 3,418

PUT OPTIONS - 3.96% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Biogen, Inc.	Fidelity National Financial Services Corp.	3	$ 93,000	$ 310.00	1/17/2020	$ 4,800

Caterpillar, Inc.	Fidelity National Financial Services Corp.	7	105,000	150.00	1/17/2020	3,430

Chevron Corp.	Fidelity National Financial Services Corp.	7	87,500	125.00	1/17/2020	3,290

Deere & Co.	Fidelity National Financial Services Corp.	6	111,000	185.00	6/10/2020	10,650

Goldman Sachs Group, Inc.	Fidelity National Financial Services Corp.	5	115,000	230.00	3/20/2020	4,985

JPMorgan Chase & Co.	Fidelity National Financial Services Corp.	7	98,000	140.00	4/17/2020	4,550

Las Vegas Sands Corp.	Fidelity National Financial Services Corp.	10	70,000	70.00	3/20/2020	3,950

Macy's, Inc.	Fidelity National Financial Services Corp.	10	16,500	16.50	1/3/2020	50

Macy's, Inc.	Fidelity National Financial Services Corp.	20	40,000	20.00	3/20/2020	7,460

McDonald's Corp.	Fidelity National Financial Services Corp.	4	80,000	200.00	3/20/2020	2,860

Medtronic PLC (Ireland)	Fidelity National Financial Services Corp.	8	96,000	120.00	5/15/2020	6,800

Merck & Co.	Fidelity National Financial Services Corp.	10	92,500	92.50	3/20/2020	4,100

Microsoft Corp.	Fidelity National Financial Services Corp.	7	112,000	160.00	3/20/2020	4,984

Morgan Stanley	Fidelity National Financial Services Corp.	10	55,000	55.00	2/21/2020	4,400

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	10	290,000	290.00	3/20/2020	10,350

SPDR Gold Shares	Fidelity National Financial Services Corp.	7	101,500	145.00	1/17/2020	1,848

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	256,000	320.00	2/21/2020	3,736

The Home Depot, Inc.	Fidelity National Financial Services Corp.	4	92,000	230.00	3/20/2020	6,520

Total Put Options (Premiums Paid $139,776) - 3.96%						$88,763

TOTAL PURCHASED OPTIONS (Premiums Paid $145,045) - 4.11%						$92,181

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

CALL OPTIONS - (0.30)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Biogen, Inc.	Fidelity National Financial Services Corp.	(3)	$(93,000)	$ 310.00	1/17/2020	$ (675)

Goldman Sachs Group, Inc.	Fidelity National Financial Services Corp.	(2)	(46,000)	230.00	1/17/2020	(876)

JPMorgan Chase & Co.	Fidelity National Financial Services Corp.	(7)	(96,600)	138.00	1/10/2020	(1,169)

Las Vegas Sands Corp.	Fidelity National Financial Services Corp.	(5)	(35,000)	70.00	1/10/2020	(295)

Macy's, Inc.	Fidelity National Financial Services Corp.	(10)	(16,500)	16.50	1/3/2020	(520)

Macy's, Inc.	Fidelity National Financial Services Corp.	(10)	(17,500)	17.50	1/10/2020	(340)

Merck & Co.	Fidelity National Financial Services Corp.	(5)	(45,750)	91.50	1/3/2020	(80)

Merck & Co.	Fidelity National Financial Services Corp.	(5)	(46,500)	93.00	1/17/2020	(155)

Microsoft Corp.	Fidelity National Financial Services Corp.	(2)	(31,500)	157.50	1/3/2020	(146)

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	(6)	(171,000)	285.00	1/3/2020	(774)

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	(4)	(128,600)	321.50	1/3/2020	(696)

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	(4)	(128,800)	322.00	1/10/2020	(1,008)

Total Call Options (Premiums Received $10,682) - (0.30)%						$(6,734)

TOTAL WRITTEN OPTIONS (Premiums Received $10,682) - (0.30)%						$(6,734)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 67.50%

Automotive - 0.02%
5,926	Exide Technologies ^ *	$ 7,704

Bakery Products - 0.77%
314,811	Bab, Inc.	263,497

Biotech & Pharma - 6.80%
3,000	Alexion Pharmaceuticals, Inc. (a) *	324,450
200	Bristol-Myers Squibb Co. (a) (b)	12,838
167,850	Inyx, Inc. ● *	218
5,500	Johnson & Johnson (a) (b)	802,285
3,000	Perrigo Co. Plc (Ireland) (a) (b)	154,980
26,000	Pfizer, Inc.	1,018,680
		2,313,451
Chemicals - 1.81%
5,000	DuPont de Nemours, Inc. (a)	321,000
13,000	GCP Applied Technologies, Inc. (a) *	295,230
		616,230
Consumer Products - 0.06%
400	Altria Group, Inc. (a)	19,964

Consumer Services - 2.25%
7,000	Medifast, Inc. (a)	767,060

Distributors-Consumer Staples - 1.01%
6,000	Bunge Ltd. (b)	345,300

Gaming, Lodging & Restaurants - 5.03%
10,000	Dave & Buster's Entertainment, Inc. (a)	401,700
10,000	Guoco Group Ltd. (Hong Kong)	169,396
34,500	Red Robin Gourmet Burgers, Inc. (a) (b) *	1,139,190
		1,710,286
Hardware - 6.26%
14,500	Dell Technologies, Inc. Class C (a) (b) *	745,155
138,539	IEC Electronics Corp. (b) *	1,259,319
8,011	Medion AG (Germany)	126,656
		2,131,130
Healthcare Facilities & Services - 9.31%
21,000	Acadia Healthcare Co., Inc. (a) (b) *	697,620
50	Brookdale Senior Living, Inc. *	363
15,000	Centene Corp. (a) *	943,050

CAMELOT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

1,500	Cigna Corp. (a) (b) *	306,735

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

Healthcare Facilities & Services – (Continued)
1,000	Humana, Inc. (a)	$ 366,520
6,500	Magellan Health, Inc. (a) *	508,625
11,796	McKesson Europe AG (Germany)	346,544
		3,169,457
Holding Companies - 0.00%
400	Stoneleigh Partners Acquisition Corp. ^ † *	-

Iron & Steel - 0.04%
1,000	Synalloy Corp. *	12,910

IT Services - 0.00%
65,000	Computer Horizons Corp. ^ † *	-

Media - 6.72%
50,000	30DC, Inc. ● * #	700
5,399	Axel Springer SE (Germany) *	380,185
11,249	Clear Channel Outdoor Holdings, Inc. *	32,172
6,000	Eventbrite, Inc. Class A (a) *	121,020
3,500	IAC/InterActive Corp. (a) *	871,885
7,245	Live Ventures, Inc. *	54,410
3,000	Scout24 AG (Germany)	197,461
15,062	ViacomCBS, Inc. Class B	632,152
		2,289,985
Medical Equipment & Devices - 3.58%
5,000	Baxter International, Inc. (a)	418,100
12,000	QIAGEN NV (Netherlands) (a) *	405,600
9,000	Shockwave Medical, Inc. *	395,280
		1,218,980
Metals & Mining - 1.10%
7,500	Kirkland Lake Gold Ltd. (Canada) (a)	330,525
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	-
60,000	Turquoise Hill Resources Ltd. (Canada) *	44,172
		374,697
Oil, Gas & Coal - 3.13%
2,000	Chevron Corp. (a) (b)	241,020
551	Dommo Energia SA ADR ● *	2,451
9,056	Occidental Petroleum Corp.	373,198
11,000	Schlumberger Ltd. (a)	442,200
2,152	Seadrill Ltd. (United Kingdom) *	5,466
		1,064,335
Passenger Transportation - 0.83%
23,000	Transat A.T., Inc. (Canada) *	282,688

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

Real Estate - 1.42%
45,000	Conwert Immobilien Invest SE (Austria) ^ *	$ -
11,500	CA Immobilien Anlagen AG (Austria) *	482,916
		482,916
Retail-Consumer Staples - 1.82%
4,000	Dollar Tree, Inc. (a) *	376,200
15,000	METRO AG (Germany) *	241,360
		617,560
Retail-Discretionary - 1.41%
15,000	Beacon Roofing Supply, Inc. (a) *	479,700

Semiconductors - 2.59%
10,000	Qualcomm, Inc. (a) (b)	882,300

Software - 5.47%
9,500	CommVault Systems, Inc. (a) *	424,080
9,500	LogMeIn, Inc. (b)	814,530
32,000	Playtech PLC (Isle of Man) *	168,477
3,000	VMware, Inc. Class A (a) *	455,370
		1,862,457
Technology Services - 2.50%
5,000	comScore, Inc. *	24,700
13,000	Conduent, Inc.	80,600
10,100	DXC Technology Co.	379,659
18,000	Nielsen Holdings PLC	365,400
		850,359
Telecom - 3.20%
21,000	AT&T, Inc. (a) (b)	820,680
44,529	NII Holdings, Inc. *	96,628
28,000	Telecom Italia SpA ADR *	173,040
		1,090,348
Utilities - 0.37%
2,500	Innogy SE (Germany) *	125,025

Waste & Environmental Services & Equipment - 0.01%
43,000	Strategic Environmental & Energy Resources, Inc. ^ * #	1,827

TOTAL FOR COMMON STOCKS (Cost $22,518,694) - 67.50%		22,980,166

ESCROW SHARES - 0.01%
1,777	Exide Technologies ^ † *	1,777
200	Petrocorp., Inc. ^ † *	-
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.01%		1,777

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

ASSET-BACKED SECURITIES - 0.44%
5,650	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 2.582% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** + ●	$ 5,317
133,259	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, 2.497% (1 Month LIBOR USD + 0.71%), 2/25/2035 ** + ●	127,488
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 2.112% (1 Month LIBOR USD + 0.32%), 6/25/2047 ** + ●	11,559
7,264	Countrywide Home Equity Loan Trust Series 2005-A Class 2A, 1.97975% (1 Month LIBOR USD + 0.24%), 4/15/2035 ** + ●	7,059
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 ** + ^	-
TOTAL FOR ASSET-BACKED SECURITIES (Cost $147,789) - 0.44%		151,423

CONTINGENT VALUE RIGHT - 0.00%

Medical-Drugs - 0.00%
12,000	Corium International, Inc. Exp. 3/31/2019 0.50/share (b)	-
TOTAL FOR CONTINGENT VALUE RIGHT (Cost $0) - 0.00%

CONVERTIBLE BONDS - 1.34%

Banking - 1.34%
500,000	BNP Paribas Fortis SA (France) 1.679% (3 Month EURIBOR + 2.000%), Perpetual ** + ● € FRN	457,284

TOTAL FOR CONVERTIBLE BONDS (Cost $562,656) - 1.34%		457,284

CORPORATE BONDS - 4.78%

Automotive - 1.36%
101,663	Exide Technologies 7.25%, 4/30/2027 ● #	15,249
546,810	Exide Technologies 11.00%, 4/30/2022 ● # †	448,384
		463,633
Communication Services - 1.26%
500,000	Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 08/01/2023 ●	429,520

Engineering and Construction Services - 0.52%
1,000,000	Astaldi SpA ADR 7.125%, 12/01/2020 ● #	176,027

Financial Services - 0.03%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	6,250

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

110,000	Lehman Brothers Holdings, Inc. 0.00%, 2/17/2015 + ●	1,375
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	1,220
		8,845

The accompanying notes are an integral part of these financial statements.

Shares		Value

Media - 0.24%
26,067	iHeart Communications, Inc., 6.375%, 5/01/2026 ●	$ 28,283
47,247	iHeart Communications, Inc., 8.375%, 5/01/2027 ●	52,208
		80,491
Oil, Gas & Coal - 0.27%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
114,506	Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 ● #	93,895
		93,930
Radio Telephone Communications - 0.23%
507,159	Digicel Group Ltd. 9.125%, 4/01/2024 ● #	77,392

Retail - 0.87%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	297,500

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	-

TOTAL FOR CORPORATE BONDS (Cost $2,611,008) - 4.78%		1,627,338

ESCROW NOTES - 0.00%
300,000	NewPage Corp. + ^ †	-
TOTAL FOR ESCROW NOTES (Cost $196,568) - 0.00%		-

MORTGAGE-BACKED SECURITIES - 0.49%
1,131,783	GNR Government National Mortgage Series 2019-108 Class NI 4.00%, 8/20/2049 ● ~	87,014
533,865	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.73101%, 6/25/2035 ● ~	79,225
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $633,103) - 0.49%		166,239

MUNICIPAL BONDS - 2.92%

Puerto Rico - 2.92%
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	7,550
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	7,325
30,000	Puerto Rico Electric Power Authority Series CCC 4.50%, 7/01/2023 + ●	22,725
25,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2027 + ●	18,938
250,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2028 + ●	189,375

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	55,406
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	22,162
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	41,662
15,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2023 + ●	11,363
10,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2024 + ●	7,575

The accompanying notes are an integral part of these financial statements.

Shares		Value

Puerto Rico – (Continued)
25,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2025 + ●	$ 18,938
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	11,156
75,000	Puerto Rico Electric Power Authority Series ZZ 4.75%, 7/01/2027 + ●	56,813
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	41,225
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	32,980
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	45,347
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	41,225
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	338,045
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2024 ●	878
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2027 ●	798
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2029 ●	742
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2046 ●	268
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2051 ●	195
1,000	Puerto Rico Sales Tax Financing Corp. Series A-2 4.75%, 7/01/2053 ●	903
20,000	University of Puerto Rico Series P 5.00%, 6/01/2020 ∞ ●	19,975
TOTAL FOR MUNICIPAL BONDS (Cost $709,340) - 2.92%		993,569

PREFERRED STOCKS - 3.49%

Government Agencies - 3.37%
4,500	Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual ∞	82,125
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual ∞	167,675
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual ** ∞	17,970
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ● ** ∞	440,000
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual ∞	82,419
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ● ∞	26,874
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual ∞	113,400
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	108,845
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	14,000
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	87,867
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	7,020
		1,148,195
Insurance - 0.12%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †	40,000

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Oil, Gas & Coal - 0.00%
155,336	Seadrill Ltd. (United Kingdom)	-

TOTAL FOR PREFERRED STOCKS (Cost $1,296,241) - 3.49%		1,188,195

The accompanying notes are an integral part of these financial statements.

Shares		Value

STRUCTURED NOTE - 2.51%

Financial Services 2.51%
130,000	Lehman Brothers Holdings, Inc. 7.27%, (1 Month CPI YOY + 2.25%) 7/08/2014 + ● **	$ 1,586
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ● **	1,220
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ● **	1,220
200,000	Lehman Brothers Holdings, Inc. 0.00%, 2/14/2023 + ● **	2,440
1,000,000	Twin Reefs Pass-Through Trust 0.00% (1 Month LIBOR USD + 2.00%) Perpetual + ^ # †**	850,000
TOTAL FOR STRUCTURED NOTE (Cost $485,000) - 2.51%		856,466

WARRANTS - 0.27%

Insurance - 0.03%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $60,705)	9,462

Media - 0.24%
4,774	iHeartMedia, Inc. Class A * ● # (Notional Value $80,681)	80,681

TOTAL FOR WARRANTS (Cost $125,576) - 0.27%		90,143

TERM LOAN - 0.33%
114,000	iHeart Communications, Inc., Term Loan Exit (3 Month LIBOR USD + 4.00%) 5/01/2026 ● #	114,000
TOTAL FOR TERM LOAN - (Cost $153,413) - 0.33%		114,000

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,620,110) - 2.33%		792,151

BANK DEPOSIT ACCOUNTS - 12.39%
32,133	Collateral Huntington Conservative Deposit Account 1.51% ** (b)	32,133
4,184,488	Huntington Conservative Deposit Account 1.51% **	4,184,488
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $4,216,621) - 12.39%		4,216,621

TOTAL INVESTMENTS (Cost $35,277,806) *** - 98.80%		33,635,372

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,395,321) - (4.58)%	(1,558,135)

ASSETS IN EXCESS OF LIABILITIES, NET - 5.78%	1,968,108

NET ASSETS - 100.00%	$34,045,345

The accompanying notes are an integral part of these financial statements.

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

*** Refer to Note 10 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $6,368,179 representing 18.71% of net assets.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $907,593 representing 2.67% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,904,405 representing 5.59% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,346,446 representing 3.95% of net assets.

€ Principal denominated in Euros.

FRN- Floating Rate Note is a debt instrument whose coupon rate is tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

CALL OPTIONS - 0.36% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Cars.com, Inc. ●	Susquehanna	90	$ 90,000	$ 10.00	3/20/2020	$ 23,400

Intelsat SA (Luxembourg) ●	Susquehanna	800	1,200,000	15.00	6/19/2020	58,000

QEP Resources, Inc. ●	Susquehanna	1,200	960,000	8.00	1/15/2021	42,000

Total Call Options (Premiums Paid $115,778) - 0.36%						$123,400

PUT OPTIONS - 1.97% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc. ●	Susquehanna	210	$ 630,000	$ 30.00	3/20/2020	$ 22,575

Alexion Pharmaceuticals, Inc. ●	Susquehanna	30	330,000	110.00	5/15/2020	32,250

Altria Group, Inc.	Susquehanna	100	425,000	42.50	1/17/2020	300

AT&T, Inc.	Susquehanna	100	370,000	37.00	1/17/2020	1,500

AT&T, Inc.	Susquehanna	110	407,000	37.00	9/18/2020	22,275

Bank of America Corp.	Susquehanna	70	217,000	31.00	3/20/2020	2,240

Baxter International, Inc.	Susquehanna	50	375,000	75.00	2/21/2020	2,900

Beacon Roofing Supply, Inc. ●	Susquehanna	150	450,000	30.00	7/17/2020	33,750

Brunswick Corp. ●	Susquehanna	35	210,000	60.00	3/20/2020	11,725

Centene Corp.	Susquehanna	120	630,000	52.50	1/17/2020	600

Chevron Corp.	Susquehanna	20	230,000	115.00	3/20/2020	4,800

Cigna Corp. ●	Susquehanna	15	262,500	175.00	1/17/2020	143

CommVault Systems, Inc. ●	Susquehanna	95	451,250	47.50	1/17/2020	28,025

Dave & Buster's Entertainment, Inc. ●	Susquehanna	100	400,000	40.00	1/17/2020	12,500

Dell Technologies, Inc.	Susquehanna	75	393,750	52.50	1/17/2020	13,500

Dell Technologies, Inc. ●	Susquehanna	70	332,500	47.50	4/17/2020	14,175

Dollar Tree, Inc.	Susquehanna	40	360,000	90.00	2/21/2020	6,920

DuPont de Nemours, Inc.	Susquehanna	50	325,000	65.00	4/17/2020	23,500

GCP Applied Technology, Inc. ●	Susquehanna	130	292,500	22.50	2/21/2020	10,400

Humana, Inc. ●	Susquehanna	10	300,000	300.00	2/21/2020	1,425

IAC/InterActive Corp. ●	Susquehanna	15	300,000	200.00	1/17/2020	525

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

IAC/InterActive Corp.	Susquehanna	20	420,000	210.00	1/17/2020	320

Industrial Select Sector SPDR Fund	Susquehanna	25	205,000	82.00	3/20/2020	6,200

Invesco CurrencyShares Euro Currency Trust	Susquehanna	217	2,278,500	105.00	3/20/2020	8,897

iShares MSCI Belgium ETF ●	Susquehanna	80	152,000	19.00	2/21/2020	18,000

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

PUT OPTIONS – (Continued) *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

iShares MSCI Taiwan ETF ●	Susquehanna	50	215,000	43.00	6/19/2020	$ 13,175

Johnson & Johnson	Susquehanna	30	390,000	130.00	6/19/2020	7,320

Johnson & Johnson ●	Susquehanna	25	337,500	135.00	9/18/2020	12,375

Medifast, Inc. ●	Susquehanna	70	560,000	80.00	3/20/2020	11,725

Magellan Health, Inc. ●	Susquehanna	65	487,500	75.00	6/19/2020	43,550

Perrigo Co. PLC (Ireland) ●	Susquehanna	30	150,000	50.00	1/17/2020	2,175

QIAGEN NV (Netherlands)	Susquehanna	120	360,000	30.00	5/15/2020	18,960

Qualcomm, Inc.	Susquehanna	60	405,000	67.50	1/17/2020	120

Red Robin Gourmet Burgers, Inc.	Susquehanna	100	300,000	30.00	3/20/2020	13,800

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	125	375,000	30.00	6/19/2020	29,063

Schlumberger Ltd.	Susquehanna	110	357,500	32.50	2/21/2020	1,760

SPDR S&P 500 ETF Trust	Susquehanna	100	2,500,000	250.00	1/17/2020	200

SPDR S&P 500 ETF Trust	Susquehanna	85	2,422,500	285.00	1/17/2020	1,275

SPDR S&P 500 ETF Trust	Susquehanna	100	2,900,000	290.00	1/17/2020	1,900

SPDR S&P 500 ETF Trust	Susquehanna	30	930,000	310.00	1/17/2020	2,220

SPDR S&P 500 ETF Trust	Susquehanna	60	1,884,000	314.00	1/17/2020	6,900

SPDR S&P 500 ETF Trust	Susquehanna	85	2,677,500	315.00	1/17/2020	10,200

SPDR S&P 500 ETF Trust	Susquehanna	50	1,500,000	300.00	2/21/2020	7,550

SPDR S&P 500 ETF Trust	Susquehanna	275	8,800,000	320.00	2/21/2020	128,425

SPDR S&P 500 ETF Trust	Susquehanna	85	2,728,500	321.00	2/21/2020	42,585

SPDR S&P 500 ETF Trust	Susquehanna	100	2,500,000	250.00	3/20/2020	3,500

SPDR S&P 500 ETF Trust	Susquehanna	100	2,900,000	290.00	3/20/2020	18,800

SPDR S&P Homebuilders ETF	Susquehanna	50	225,000	45.00	3/20/2020	5,900

Technology Select Sector SPDR Fund ●	Susquehanna	25	217,500	87.00	3/20/2020	3,638

VanEck Vectors Russia ETF	Susquehanna	90	216,000	24.00	1/17/2020	990

VMware, Inc. Class A ●	Susquehanna	30	420,000	140.00	1/17/2020	1,200

Total Put Options (Premiums Paid $1,504,332) - 1.97%						$668,751

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

TOTAL PURCHASED OPTIONS (Premiums Paid $1,620,110) - 2.33%	$792,151

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

CALL OPTIONS - (4.05)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc.	Susquehanna	(140)	$(490,000)	$ 35.00	3/20/2020	$ (21,560)

Acadia Healthcare Co., Inc. ●	Susquehanna	(70)	(245,000)	35.00	6/19/2020	(19,950)

Alexion Pharmaceuticals, Inc.	Susquehanna	(30)	(375,000)	125.00	5/15/2020	(12,300)

Altria Group, Inc.	Susquehanna	(3)	(13,500)	45.00	1/17/2020	(1,455)

Altria Group, Inc.	Susquehanna	(1)	(4,000)	40.00	6/19/2020	(1,015)

AT&T, Inc.	Susquehanna	(100)	(390,000)	39.00	1/17/2020	(4,500)

AT&T, Inc.	Susquehanna	(110)	(440,000)	40.00	9/18/2020	(17,270)

Bank of America Corp.	Susquehanna	(70)	(217,000)	31.00	3/20/2020	(30,450)

Baxter International, Inc.	Susquehanna	(50)	(400,000)	80.00	2/21/2020	(26,375)

Beacon Roofing Supply, Inc.	Susquehanna	(150)	(525,000)	35.00	7/17/2020	(33,000)

Bristol-Myers Squibb Co.	Susquehanna	(2)	(9,000)	45.00	1/17/2020	(3,840)

Brunswick Corp. ●	Susquehanna	(35)	(210,000)	60.00	3/20/2020	(11,725)

Centene Corp. ●	Susquehanna	(30)	(150,000)	50.00	1/17/2020	(38,700)

Centene Corp.	Susquehanna	(120)	(690,000)	57.50	1/17/2020	(66,000)

Chevron Corp.	Susquehanna	(20)	(250,000)	125.00	3/20/2020	(3,400)

Cigna Corp.	Susquehanna	(15)	(277,500)	185.00	1/17/2020	(29,190)

CommVault Systems, Inc. ●	Susquehanna	(95)	(498,750)	52.50	1/17/2020	(7,125)

Dave & Buster's Entertainment, Inc.	Susquehanna	(100)	(450,000)	45.00	1/17/2020	(1,200)

Dell Technologies, Inc.	Susquehanna	(75)	(412,500)	55.00	1/17/2020	(1,875)

Dell Technologies, Inc.	Susquehanna	(70)	(350,000)	50.00	4/17/2020	(33,810)

Dollar Tree, Inc.	Susquehanna	(40)	(370,000)	92.50	2/21/2020	(17,200)

DuPont de Nemours, Inc.	Susquehanna	(50)	(350,000)	70.00	4/17/2020	(7,600)

Eventbrite, Inc. Class A	Susquehanna	(60)	(120,000)	20.00	1/17/2020	(5,400)

GCP Applied Technology, Inc. ●	Susquehanna	(130)	(325,000)	25.00	2/21/2020	(3,900)

Humana, Inc. ●	Susquehanna	(10)	(335,000)	335.00	2/21/2020	(37,100)

IAC/InterActive Corp.	Susquehanna	(15)	(330,000)	220.00	1/17/2020	(44,850)

IAC/InterActive Corp.	Susquehanna	(20)	(460,000)	230.00	1/17/2020	(40,500)

Industrial Select Sector SPDR Fund	Susquehanna	(25)	(205,000)	82.00	3/20/2020	(5,325)

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019 (UNAUDITED)

Invesco CurrencyShares Euro Currency Trust	Susquehanna	(217)	(2,278,500)	105.00	3/20/2020	(44,485)

iShares MSCI Belgium ETF ●	Susquehanna	(80)	(152,000)	19.00	2/21/2020	(26,400)

iShares MSCI Taiwan ETF ●	Susquehanna	(50)	(215,000)	43.00	6/19/2020	(5,175)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

CALL OPTIONS – (Continued) *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Johnson & Johnson	Susquehanna	(30)	(420,000)	140.00	6/19/2020	$ (29,550)

Johnson & Johnson	Susquehanna	(25)	(362,500)	145.00	9/18/2020	(20,375)

Kirkland Lake Gold Ltd. (Canada)	Susquehanna	(75)	(300,000)	40.00	7/17/2020	(56,250)

Medifast, Inc. ●	Susquehanna	(70)	(560,000)	80.00	3/20/2020	(221,900)

Magellan Health, Inc. ●	Susquehanna	(65)	(520,000)	80.00	6/19/2020	(53,300)

Perrigo Co. PLC (Ireland)	Susquehanna	(30)	(165,000)	55.00	1/17/2020	(900)

QIAGEN NV (Netherlands)	Susquehanna	(120)	(420,000)	35.00	5/15/2020	(35,400)

Qualcomm, Inc.	Susquehanna	(60)	(435,000)	72.50	1/17/2020	(94,740)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(100)	(350,000)	35.00	3/20/2020	(21,300)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(120)	(360,000)	30.00	6/19/2020	(67,200)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(125)	(437,500)	35.00	6/19/2020	(36,250)

Schlumberger Ltd.	Susquehanna	(110)	(412,500)	37.50	2/21/2020	(38,390)

VMware, Inc. Class A	Susquehanna	(30)	(480,000)	160.00	1/17/2020	(2,130)

SPDR S&P Homebuilders ETF	Susquehanna	(50)	(225,000)	45.00	3/20/2020	(9,250)

Technology Select Sector SPDR Fund	Susquehanna	(25)	(217,500)	87.00	3/20/2020	(16,375)

Total Call Options (Premiums Received $754,198) - (4.05)%						$(1,305,985)

PUT OPTIONS - (0.74)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc. ●	Susquehanna	(70)	$(140,000)	$ 20.00	3/20/2020	$ (3,850)

Acadia Healthcare Co., Inc. ●	Susquehanna	(70)	(175,000)	25.00	3/20/2020	(2,975)

Alexion Pharmaceuticals, Inc. ●	Susquehanna	(30)	(300,000)	100.00	5/15/2020	(17,400)

Altria Group, Inc.	Susquehanna	(100)	(375,000)	37.50	1/17/2020	(200)

AT&T, Inc.	Susquehanna	(100)	(340,000)	34.00	1/17/2020	(400)

AT&T, Inc.	Susquehanna	(110)	(352,000)	32.00	9/18/2020	(8,250)

Baxter International, Inc. ●	Susquehanna	(50)	(325,000)	65.00	2/21/2020	(500)

Beacon Roofing Supply, Inc. ●	Susquehanna	(150)	(337,500)	22.50	7/17/2020	(8,250)

Cars.com, Inc.	Susquehanna	(90)	(90,000)	10.00	3/20/2020	(2,700)

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Centene Corp.	Susquehanna	(120)	(600,000)	50.00	1/17/2020	(480)

Chevron Corp.	Susquehanna	(20)	(210,000)	105.00	3/20/2020	(1,560)

Cigna Corp.	Susquehanna	(15)	(240,000)	160.00	1/17/2020	(75)

CommVault Systems, Inc. ●	Susquehanna	(60)	(240,000)	40.00	1/17/2020	(1,500)

CommVault Systems, Inc. ●	Susquehanna	(35)	(157,500)	45.00	1/17/2020	(3,850)

The accompanying notes are an integral part of these financial statements.

PUT OPTIONS – (Continued) *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Dave & Buster's Entertainment, Inc. ●	Susquehanna	(100)	(350,000)	35.00	1/17/2020	$ (1,250)

Dell Technologies, Inc. ●	Susquehanna	(75)	(318,750)	42.50	1/17/2020	(375)

Dell Technologies, Inc. ●	Susquehanna	(70)	(262,500)	37.50	4/17/2020	(1,925)

Dollar Tree, Inc.	Susquehanna	(40)	(300,000)	75.00	2/21/2020	(800)

DuPont de Nemours, Inc.	Susquehanna	(50)	(300,000)	60.00	4/17/2020	(10,400)

GCP Applied Technology, Inc. ●	Susquehanna	(130)	(260,000)	20.00	2/21/2020	(1,950)

Humana, Inc. ●	Susquehanna	(10)	(290,000)	290.00	2/21/2020	(1,025)

IAC/InterActive Corp. ●	Susquehanna	(15)	(285,000)	190.00	1/17/2020	(375)

IAC/InterActive Corp. ●	Susquehanna	(20)	(390,000)	195.00	1/17/2020	(600)

Johnson & Johnson	Susquehanna	(30)	(360,000)	120.00	6/19/2020	(3,720)

Johnson & Johnson ●	Susquehanna	(25)	(312,500)	125.00	9/18/2020	(7,275)

Medifast, Inc. ●	Susquehanna	(70)	(420,000)	60.00	3/20/2020	(4,550)

Magellan Health, Inc. ●	Susquehanna	(65)	(422,500)	65.00	6/19/2020	(20,800)

QIAGEN NV (Netherlands) ●	Susquehanna	(120)	(300,000)	25.00	5/15/2020	(7,200)

Qualcomm, Inc. ●	Susquehanna	(60)	(345,000)	57.50	1/17/2020	(60)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(100)	(250,000)	25.00	3/20/2020	(3,750)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(120)	(240,000)	20.00	6/19/2020	(4,200)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(5)	(12,500)	25.00	6/19/2020	(750)

Schlumberger Ltd. ●	Susquehanna	(110)	(302,500)	27.50	2/21/2020	(550)

SPDR S&P 500 ETF Trust	Susquehanna	(200)	(5,400,000)	270.00	1/17/2020	(1,200)

SPDR S&P 500 ETF Trust	Susquehanna	(260)	(7,800,000)	300.00	1/17/2020	(8,840)

SPDR S&P 500 ETF Trust	Susquehanna	(50)	(1,400,000)	280.00	2/21/2020	(2,700)

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

SPDR S&P 500 ETF Trust	Susquehanna	(85)	(2,643,500)	311.00	2/21/2020	(24,565)

SPDR S&P 500 ETF Trust	Susquehanna	(215)	(6,772,500)	315.00	2/21/2020	(75,250)

SPDR S&P 500 ETF Trust	Susquehanna	(200)	(5,400,000)	270.00	3/20/2020	(15,600)

VMware, Inc. Class A ●	Susquehanna	(30)	(375,000)	125.00	1/17/2020	(450)

Total Put Options (Premiums Received $641,123) - (0.74)%						$ (252,150)

TOTAL WRITTEN OPTIONS (Premiums Received $1,395,321) - (4.79)%						$(1,558,135)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019 (UNAUDITED)

	Value Fund	Baldwin Fund	Camelot Fund
Assets:
Investments in Securities, at Value (Cost $9,898,360, $2,077,090 and $35,277,806, respectively)	$ 10,607,743	$ 2,030,529	$ 33,635,372
Deposit with Broker for Securities Sold Short and Options Written	46,724	-	1,484,326
Receivables:
Dividends and Interest	23,922	4,070	153,864
Due from Adviser	-	19,181	-
Shareholder Subscriptions	-	-	41,939
Portfolio Securities Sold	-	416,832	417,387
Prepaid Expenses	-	2,156	24,566
Total Assets	10,678,389	2,472,768	35,757,454
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $1,445, $0, and $0, respectively)	1,485	-	-
Covered Call Options Written at Value (Premiums received $0, $10,682 and $1,395,321, respectively)	-	6,734	1,558,135
Payables:
Advisory Fees	9,010	-	26,293
Administrative Fees	2,275	2,754	5,972
Shareholder Redemptions	8,620	-	66,070
Portfolio Securities Purchased	-	192,452	16,112
Chief Compliance Officer Fees	-	-	2,819
Distribution Fees	9,832	-	6,469
Accrued Expenses	-	25,949	30,239
Total Liabilities	31,222	227,889	1,712,109

Net Assets	$ 10,647,167	$ 2,244,879	$ 34,045,345

Net Assets Consist of:
Paid In Capital	$ 10,084,460	$ 3,204,660	$ 42,086,457
Distributable Earnings (Deficit)	562,707	(959,781)	(8,041,112)
Net Assets	$ 10,647,167	$ 2,244,879	$ 34,045,345
Shares outstanding (unlimited number of shares authorized with no par value)		328,879
Net Asset Value Per Share		$ 6.83
Redemption Price Per Share ($6.83 x 0.98) *		$ 6.69

Investor Class:

Net Assets	$ 6,322,713
Shares outstanding (unlimited number of shares authorized with no par value)	516,937
Net Asset Value	$ 12.23
Redemption Price Per Share ($12.23 x 0.98) *	$ 11.99

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

	Value Fund	Baldwin Fund	Camelot Fund
Class A:

Net Assets			$ 6,770,167
Shares outstanding (unlimited number of shares authorized with no par value)			464,585
Net Asset Value			$ 14.57
Offering Price Per Share ($14.57/ 94.50%) (Note 2)			$ 15.42
Redemption Price Per Share ($14.57 x 0.98) *			$ 14.28

Class C:

Net Assets	$ 853,172
Shares outstanding (unlimited number of shares authorized with no par value)	75,231
Net Asset Value	$ 11.34
Redemption Price Per Share ($11.34 x 0.98) *	$ 11.11

Institutional Class:

Net Assets	$ 3,471,282		$ 27,275,178
Shares outstanding (unlimited number of shares authorized with no par value)	280,675		1,851,618
Net Asset Value	$ 12.37		$ 14.73
Redemption Price Per Share ($14.73 x 0.98) *	$ 12.12		$ 14.44

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value and Baldwin Funds.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)

	Value Fund	Baldwin Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 10,685	$ 19,016	$ 195,544
Interest	92,318	6,850	217,054
Total Investment Income	103,003	25,866	412,598

Expenses:
Advisory Fees	57,879	5,210	206,282
Administration Fees	14,616	18,148	33,323
Accounting Fees	-	-	18,400
Servicing Account Fees	-	-	14,149
Transfer Agent Fees	-	6,033	5,640
Chief Compliance Officer Fees	-	-	16,131
Audit Fees	-	6,302	9,075
Distribution Fees	13,207	-	8,343
Legal Fees	-	2,977	9,159
Custody Fees	-	11,040	6,459
Trustee Fees	-	-	1,208
Printing and Mailing Expense	-	276	4,538
Interest Expense	-	-	1,629
Miscellaneous Fees	-	37	11,123
Insurance Fees	-	-	-
Registration Fees	-	1,260	28,114
Total Expenses	85,702	51,283	373,573
Fees Waived and Reimbursed by the Adviser	-	(39,705)	(76,127)
Net Expenses	85,702	11,578	297,446

Net Investment Income	17,301	14,288	115,152

Realized Gain (Loss) on:
Investments	124,156	(64,594)	(979,879)
Proceeds from Securities Litigation	-	-	23,375
Written Options	-	52,125	817,963
Securities Sold Short	-	-	(2,703)
Foreign Currency Transactions	-	-	-
Net Realized Gain (Loss) on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	124,156	(12,469)	(141,244)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	199,079	(1,618)	1,481,335
Written Options	-	794	(265,996)
Securities Sold Short	-	-	-
Foreign Currency Transactions	(4)	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, Securities Sold Short and Foreign Currency Transactions	199,075	(824)	1,215,339

Realized and Unrealized Gain (Loss) on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	323,231	(13,293)	1,074,095

Net Increase in Net Assets Resulting from Operations	$ 340,532	$ 995	$1,189,247

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)

(a) Foreign withholding taxes on dividends/tax reclaims/interest.	$ -	$ (95)	$ (3,844)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 17,301	$ 41,785
Net Realized Gain (Loss) on:
Investments	124,156	(204,760)
Foreign Currency Transactions	-	-
Unrealized Appreciation (Depreciation) on:
Investments	199,079	(3,233)
Foreign Currency Transactions	(4)	(55)
Net Decrease in Net Assets Resulting from Operations	340,532	(166,263)

Distributions to Shareholders:
Distributions	(35,408)	(479,419)
Total Distributions Paid to Shareholders	(35,408)	(479,419)

Capital Share Transactions	(2,041,830)	(3,773,755)

Total Decrease in Net Assets	(1,736,706)	(4,419,437)

Net Assets:
Beginning of Period	12,383,873	16,803,310

End of Period	$10,647,167	$12,383,873

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 14,288	$ 32,168
Net Realized Gain (Loss) on:
Investments	(64,594)	(118,769)
Written Options	52,125	132,651
Unrealized Appreciation (Depreciation) on:
Investments	(1,618)	(23,732)
Written Options	794	8,288
Net Increase in Net Assets Resulting from Operations	995	30,606

Distributions to Shareholders:
Distributions	(17,281)	(28,217)
Total Distributions Paid to Shareholders	(17,281)	(28,217)

Capital Share Transactions	(55,655)	(112,137)

Total Decrease in Net Assets	(71,941)	(109,748)

Net Assets:
Beginning of Period	2,316,820	2,426,568

End of Period	$ 2,244,879	$ 2,316,820

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 115,152	$ 76,844
Net Realized Gain (Loss) on:
Investments	(979,879)	1,186,721
Proceeds from Securities Litigation	23,375	444,232
Written Options	817,963	194,178
Securities Sold Short	(2,703)	(502,963)
Foreign Currency Transactions	-	(2,761)
Unrealized Appreciation (Depreciation) on:
Investments	1,481,335	(645,215)
Written Options	(265,996)	35,804
Securities Sold Short	-	506,133
Net Increase in Net Assets Resulting from Operations	1,189,247	1,292,973

Distributions to Shareholders:
Distributions:
Class A	(63,369)	(88,765)
Institutional Class	(255,854)	(240,319)
Total Distributions Paid to Shareholders	(319,223)	(329,084)

Capital Share Transactions	3,076,601	6,921,044

Total Increase in Net Assets	3,946,625	7,884,933

Net Assets:
Beginning of Period	30,098,720	22,213,787

End of Period	$34,045,345	$30,098,720

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 11.91	$ 12.42	$ 12.61	$ 13.12	$ 14.17	$ 14.76

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.02	0.03	(0.03)	(0.10)	(0.13)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.33	(0.16)	(0.16)	(0.03)	0.05	0.15
Total from Investment Operations	0.35	(0.13)	(0.19)	(0.13)	(0.08)	0.01

Distributions:
Net Investment Income	(0.03)	(0.01)	-	-	-	-
Realized Gains	-	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.03)	(0.38)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	-	- (a)	-	-	-	- (a)

Net Asset Value, at End of Period	$ 12.23	$ 11.91	$ 12.42	$ 12.61	$ 13.12	$ 14.17

Total Return **	2.93%(c)	(0.99)%	(1.51)%	(1.01)%	(0.39)%	(0.06)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,323	$ 6,923	$10,082	$16,945	$19,038	$19,957
Ratio of Expenses to Average Net Assets	1.49%(b)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27%(b)	0.26%	(0.27)%	(0.77)%	(1.00)%	(0.95)%
Portfolio Turnover	34.81%(c)	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 11.06	$ 11.64	$ 11.90	$ 12.49	$ 13.64	$ 14.33

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.03)	(0.06)	(0.12)	(0.19)	(0.23)	(0.24)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.31	(0.15)	(0.14)	(0.02)	0.05	0.15
Total from Investment Operations	0.28	(0.21)	(0.26)	(0.21)	(0.18)	(0.09)

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	-	(0.37)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.34	$ 11.06	$ 11.64	$ 11.90	$ 12.49	$ 13.64

Total Return **	2.53%(b)	(1.77)%	(2.18)%	(1.71)%	(1.16)%	(0.78)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 853	$ 991	$ 1,273	$ 2,232	$ 3,718	$ 3,728
Ratio of Expenses to Average Net Assets	2.24%(a)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.48)%(a)	(0.49)%	(1.01)%	(1.54)%	(1.75)%	(1.71)%
Portfolio Turnover	34.81%(b)	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 12.07	$ 12.59	$ 12.75	$ 13.23	$ 14.24	$ 14.79

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.03	0.06	- (a)	(0.07)	(0.10)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.34	(0.17)	(0.16)	(0.03)	0.06	0.15
Total from Investment Operations	0.37	(0.11)	(0.16)	(0.10)	(0.04)	0.05

Distributions:
Net Investment Income	(0.07)	(0.04)	-	-	-	-
Realized Gains	-	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.07)	(0.41)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	-	-	- (a)	-	-	-

Net Asset Value, at End of Period	$ 12.37	$ 12.07	$ 12.59	$ 12.75	$ 13.23	$ 14.24

Total Return **	3.09%(c)	(0.78)%	(1.25)%	(0.77)%	(0.09)%	0.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,471	$ 4,470	$ 5,449	$ 6,417	$ 7,451	$ 8,870
Ratio of Expenses to Average Net Assets	1.24%(b)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%(b)	0.51%	0.02%	(0.52)%	(0.75)%	(0.69)%
Portfolio Turnover	34.81%(c)	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33	$ 7.64

Income From Investment Operations:
Net Investment Income (Loss) *	0.04	0.09	0.08	(0.01)	0.02	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.03)	(0.01)	(0.04)	(0.10)	(0.28)	(0.31)
Total from Investment Operations	0.01	0.08	0.04	(0.11)	(0.26)	(0.15)

Distributions:
Net Investment Income	(0.05)	(0.08)	(0.07)	-	(0.05)	(0.16)
Realized Gains	-	-	-	-	-	-
Return of Capital	-	-	-	-	(0.01)	-
Total from Distributions	(0.05)	(0.08)	(0.07)	-	(0.06)	(0.16)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 6.83	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33

Total Return **	0.17%(b)	1.20%	0.59%	(1.57)%	(3.49)%	(1.95)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,245	$ 2,317	$ 2,427	$ 2,620	$ 3,030	$ 3,432
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.43%(a)	4.34%	4.90%	4.46%	4.88%	4.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.20)%(a)	(1.86)%	(1.99)%	(2.90)%	(2.88)%	(0.72)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.00%(a)	1.12%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23%(a)	1.36%	1.16%	(0.19)%	0.25%	2.14%
Portfolio Turnover	702.36%(b)	1128.92%	686.85%	372.87%	478.51%	660.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 14.24	$ 13.70	$ 13.01	$ 11.71	$ 13.39	$ 14.07

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.04	0.01	(0.17)	0.16	(0.01)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.43	0.72	1.36	1.21	(0.65)	0.21
Total from Investment Operations	0.47	0.73	1.19	1.37	(0.66)	0.17

Distributions:
Net Investment Income	(0.14)	(0.19)	(0.50)	(0.07)	-	(0.11)
Realized Gains	-	-	-	-	(1.02)	(0.74)
Total from Distributions	(0.14)	(0.19)	(0.50)	(0.07)	(1.02)	(0.85)

Net Asset Value, at End of Period	$ 14.57	$ 14.24	$ 13.70	$ 13.01	$ 11.71	$ 13.39

Total Return **	3.28%(h)	5.46%(f)	9.41%	11.70%	(4.33)%	1.38%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,770	$ 6,978	$ 10,022	$ 12,548	$14,363	$ 31,817
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.55%(g)	2.86%	3.04%	2.80%	2.41%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.03%(g)	0.18%	(2.35)%	0.49%	(0.50)%	(0.47)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	2.07%(g)	2.16%(e)	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.52%(g)	0.08%	(1.30)%	1.30%	(0.08)%	(0.29)%
Portfolio Turnover	113%(h)	386%	391%	326%	160%	237%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.54%, 2.85%, 3.01%, 2.78%, 2.40%, and 2.16%for the six months ended December 31, 2019 and years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.06%, 2.15%, 1.97%, 1.98%,1.98%, and 1.98% for the six months ended December 31, 2019 and years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.17% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

(g) Annualized

(h) Not Annualized

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 14.37	$ 13.83	$ 13.14	$ 11.80	$ 13.46	$ 14.15

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.06	0.06	(0.14)	0.19	0.02	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.44	0.71	1.37	1.23	(0.66)	0.21
Total from Investment Operations	0.50	0.77	1.23	1.42	(0.64)	0.20

Distributions:
Net Investment Income	(0.14)	(0.23)	(0.54)	(0.08)	-	(0.15)
Realized Gains	-	-	-	-	(1.02)	(0.74)
Total from Distributions	(0.14)	(0.23)	(0.54)	(0.08)	(1.02)	(0.89)

Net Asset Value, at End of Period	$ 14.73	$ 14.37	$ 13.83	$ 13.14	$ 11.80	$ 13.46

Total Return **	3.48%(h)	5.77%(f)	9.71%	12.10%	(4.15)%	1.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 27,275	$23,120	$12,191	$13,890	$14,953	$75,420
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.29%(g)	2.49%	2.80%	2.55%	2.16%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.30%(g)	(0.16)%	(2.15)%	0.74%	(0.25)%	(0.22)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.81%(g)	1.88%(e)	1.74%	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.78%(g)	0.45%	(1.09)%	1.55%	0.17%	(0.04)%
Portfolio Turnover	113%(h)	386%	391%	326%	160%	237%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.28%, 2.48%, 2.77%, 2.53%, 2.15%, and 1.91% for the six months ended December 31, 2019 and years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.80%, 1.87%, 1.71%, 1.73%, 1.73%, and 1.73% for the six months ended December 31, 2019 and years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.14% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

(g) Annualized

(h) Not Annualized

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the Leigh Baldwin Total Return Fund (the “Baldwin Fund”), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund, Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class A and Institutional Class shares of the Fund, respectively. The Camelot Fund commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Predecessor Fund, the Pennsylvania Avenue Event Driven Fund, commenced operations on November 21, 2003. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value, Baldwin, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There was $2 of redemption fees collected for the Camelot Fund during the six months ended December 31, 2019.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2019, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Value Fund and Camelot Fund intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end; the Baldwin Fund distributes net investment income quarterly and net realized capital gains, if any, annually.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2019:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 2,614,489	$ -	$ -	$ 2,614,489
Corporate Bonds *	-	736,125	-	736,125
Exchange Traded Funds	945,266	-	-	945,266
U.S. Government Agencies & Obligations	-	4,062,242	-	4,062,242
Short-Term Investments	2,249,621	-	-	2,249,621
Total	$ 5,809,376	$ 4,798,367	$ -	$10,607,743

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 617,731	$ -	$ -	$ 617,731
Exchange Traded Funds	528,578	-	-	528,578
Purchased Options	92,181	-	-	92,181
Short-Term Investments	792,039	-	-	792,039
Total	$ 2,030,529	$ -	$ -	$ 2,030,529

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options	$ (6,734)	$ -	$ -	$ (6,734)
Total	$ (6,734)	$ -	$ -	$ (6,734)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 22,967,266	$ 3,369	$ 9,531	$ 22,980,166
Escrow Shares	-	-	1,777	1,777
Asset-Backed Securities	-	151,423	-	151,423
Contingent Value Rights	-	-	-	-
Convertible Bonds	-	457,284	-	457,284
Corporate Bonds *	-	1,621,053	6,285	1,627,338
Escrow Notes	-	-	-	-
Mortgage-Backed Securities	-	166,239	-	166,239
Municipal Bonds	-	993,569	-	993,569
Preferred Stocks *	681,321	466,874	40,000	1,188,195
Structured Note	-	6,466	850,000	856,466
Warrants	9,462	80,681	-	90,143
Purchased Options	366,357	425,794	-	792,151
Term Loan	-	114,000	-	114,000
Bank Deposit Accounts	4,216,621	-	-	4,216,621
Total	$ 28,241,027	$ 4,486,752	$ 907,593	$ 33,635,372

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (844,460)	$ (461,525)	$ -	$ (1,305,985)
Put Options	(156,740)	(95,410)		(252,150)
Total	$(1,001,200)	$ (556,935)	$ -	$ (1,558,135)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The Value Fund did not hold any Level 3 assets during the six months ended December 31, 2019. The Baldwin Fund did not hold any Level 3 assets during the six months ended December 31, 2019. It is the Funds policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2019.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2019	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 2	Balance as of December 31, 2019
Common Stocks	$ 11,712	$ -	$ (1,250)	$ (5,253)	$ 4,322	$ -	$ -	$ 9,531
Escrow Shares	-	-	-	-	1,777	-	-	1,777
Preferred Stocks	40,000	-	-	-	-	-	-	40,000
Corporate Bonds	6,285	-	-	-	-	-	-	6,285
Stock Certificate	418,460	-	(452,109)	32,455	1,194	-	-	-
Structured Note	850,000	-	-	-	-	-	-	850,000
Escrow Notes	-	-	-	-	-	-	-	-
	$1,326,457	$ -	$(453,359)	$ 27,202	$ 7,293	$ -	$ -	$907,593

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2019:

Camelot Fund

Asset Categories	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input	Input Values	Increase in Inputs Impact on Valuation*

Common Stocks
Automotive	$7,704	Market approach	Last traded price of	$1.30	Decrease
			pre-conversion bonds
IT Services	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Holding Companies	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Metals & Mining	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Real Estate	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Waste & Environmental Services & Equip.	1,827	Market approach	Last traded price of non- restricted shares less a discount	-21.18%	Decrease

Escrow Shares	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Asset-Backed	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Securities

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Asset Categories	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input	Input Values	Increase in Inputs Impact on Valuation*
Corporate Bonds	6,250	Vendor pricing	Single broker quote	$0.12	Decrease
Financial Services
Oil, Gas & Coal	35	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Venture Capital	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Structured Notes	850,000	Vendor pricing	Single broker quote	$85.00	Increase
Financial Services
Escrow Notes	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Preferred stock
Insurance	40,000	Vendor pricing	Single broker quote	$4,000.00	Increase

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the six months ended December 31, 2019, FCP earned management fees of $57,879 from the Value Fund.  As of December 31, 2019, the Value Fund owed FCP $9,010 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2019, the Value Fund accrued $14,616 in administrative fees.  At December 31, 2019, the Value Fund owed $2,275 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the six months ended December 31, 2019, LBC’s fee of $5,210 was accrued by the Baldwin Fund for advisory fees.

Prior to November 1, 2018, LBC contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses to 1.75% of the Baldwin Fund’s average daily net assets. Effective of November 1, 2018, LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $5,210 of advisory fees and reimbursed the Baldwin Fund $39,705 for expenses during the six months ended December 31, 2019. As of June 30, 2019, the LBC owed the Baldwin Fund $11,685 in reimbursement fees. At June 30, 2019, the amounts subject to future recoupment total $232,912 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2017	June 30, 2020	$ 77,304
June 30, 2018	June 30, 2021	$ 79,497
June 30, 2019	June 30, 2022	$ 76,111

Camelot Fund

Prior to February 24, 2018, the Fund’s advisor was Quaker Funds, Inc. (“QFI”). As compensation for its management services, the Fund was obligated to pay the QFI a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the six months ended December 31, 2019, Camelot Advisors earned management fees of $206,282 from the Camelot Fund. As of December 31, 2019, the Camelot Fund owed Camelot Advisors $26,293 for management fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Prior to February 24, 2018, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Camelot Fund’s Predecessor Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of Camelot Fund’s Predecessor Fund were less than the annualized expense ratio, the Trust, on behalf of Camelot Fund’s Predecessor Fund, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Camelot Fund’s Predecessor Fund, and (b) can be repaid without causing the expenses of Camelot Fund’s Predecessor Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Camelot Fund’s Predecessor Fund, in the event of its merger or liquidation.  As of February 24, 2018, Camelot Advisors have contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2020.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  Camelot Advisors waived $16,210 for Class A and $59,917 for Institutional Class, respectively, in total of $76,127 of advisory fees for the six months ended December 31, 2019. At June 30, 2019, the amounts subject to future recoupment total $230,170 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 81,410
June 30, 2019	June 30, 2022	$ 148,760

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Camelot Fund, except investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For the six months ended December 31, 2019, the Camelot Fund accrued $33,323 in administrative fees.  At December 31, 2019, the Camelot Fund owed $5,972 in administrative fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the six months ended December 31, 2019, the Investor Class accrued $8,444 in distribution fees and Class C accrued $4,763 in distribution fees. At December 31, 2019, the Value Fund owed $9,832 in distribution fees.

The Trust, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  Effective July 1, 2018, the Fund will incur no 12b-1 fees under the plan unless approved by the Board of Trustees and shareholders are provided advance written notice.  Prior to July 1, 2018, the Fund paid distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  As of December 31, 2019, no fees have been accrued.

Prior to June 22, 2018, the Camelot Fund’s Predecessor Fund’s Class A distributor was Foreside Fund Services, LLC. As of June 22, 2018, the Board, with respect to the Camelot Fund Class A has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor.  For the six months ended December 31, 2019, the Camelot Fund accrued $8,343 in 12b-1 fees. At December 31, 2019, the Camelot Fund owed $6,469 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2019, LBC was paid $10,496 in brokerage commissions. FCP receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to FCP for the six months ended December 31, 2019, were $18,148.  LBC acts as the distributor of the Baldwin Fund.  At December 31, 2019, the Fund did not owe any distribution fees to LBC.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2019, was $10,084,460, $3,204,660 and $42,086,457 for the Value Fund, the Baldwin Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Value Fund – Investor Class	July 1, 2019 through December 31, 2019		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	3,037	$ 36,882	37,377	$ 449,150
Shares reinvested	1,022	12,428	20,380	238,030
Shares redeemed	(68,469)	(829,638)	(287,838)	(3,475,669)
Net Decrease	(64,410)	$ (780,328)	(230,081)	$ (2,788,489)

Value Fund – Class C	July 1, 2019 through December 31, 2019		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	828	$ 9,301	9,651	$ 112,425
Shares reinvested	-	-	3,071	33,441
Shares redeemed	(15,241)	(171,222)	(32,464)	(372,575)
Net Decrease	(14,413)	$ (161,921)	(19,742)	$ (226,709)

Value Fund – Institutional Class	July 1, 2019 through December 31, 2019		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	4,889	$ 59,975	18,012	$ 222,638
Shares reinvested	1,606	19,743	13,955	165,089
Shares redeemed	(96,197)	(1,179,299)	(94,379)	(1,146,284)
Net Decrease	(89,702)	$(1,099,581)	(62,412)	$ (758,557)

Baldwin Fund	July 1, 2019 through December 31, 2019		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	2,054	$ 14,150	12,682	$ 87,156
Shares reinvested	2,228	15,239	3,698	25,321
Shares redeemed	(12,398)	(85,044)	(32,693)	(224,614)
Net Decrease	(8,116)	$ (55,655)	(16,313)	$ (112,137)

Camelot Fund – Class A	July 1, 2019 through December 31, 2019		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	25,853	$ 384,573	120,955	$ 1,716,799
Shares reinvested	4,033	58,600	6,437	81,553
Shares redeemed	(55,495)	(786,923)	(368,603)	(5,124,010)
Net Decrease	(25,609)	$ (343,750)	(241,211)	$ (3,325,658)

Camelot Fund – Institutional Class	July 1, 2019 through December 31, 2019		July 1, 2018 through June 30, 2019

	Shares	Amount	Shares	Amount
Shares sold	382,060	$ 5,416,471	1,011,718	$ 14,263,531
Shares reinvested	13,194	193,816	13,035	166,327
Shares redeemed	(152,408)	(2,189,936)	(297,785)	(4,183,156)
Net Decrease	242,846	$ 3,420,351	726,968	$ 10,246,702

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended December 31, 2019.

Leigh Baldwin

Average notional value of:

Call Options Purchased	$ 416,450
Put Options Purchased	$ 1,750,850
Written Call Options	$ (1,041,150)

Camelot Fund

Average notional value of:

Call Options Purchased	$ 3,960,000
Put Options Purchased	$ 21,116,338
Written Call Options	$ (14,817,088)
Written Put Options	$ (16,273,750)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

Baldwin Fund

As of December 31, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Put Options Purchased	$ 92,181
Total Assets	$ 92,181

Liabilities	Equity Contracts
Written Call Options	$ (6,734)
Total Liabilities	$ (6,734)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

For the six months ended December 31, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (40,504)	$ (40,504)
Written Options	794	794
	$ (39,710)	$ (39,710)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (134,705)	$ (134,705)
Written Options	52,125	52,125
	$ (82,580)	$ (82,580)

Camelot Fund

As of December 31, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 792,151
Warrants – equity contracts	90,143
Structured Notes	856,466
Total Assets	$ 1,738,760

Liabilities	Equity Contracts
Written Options	$ (1,558,135)
Total Liabilities	$ (1,558,135)

For the six months ended December 31, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (620,640)	$ (620,640)
Written Options	(265,996)	(265,996)
Structured Notes	(1,855)	(1,855)
Warrants	(33,825)	(33,825)
	$ (922,316)	$ (922,316)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (208,863)	$ (208,863)
Written Options	804,413	804,413
Structured Notes	-	-
Warrants	-	-
	$ 595,550	$ 595,550

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of December 31, 2019:

Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund
Written Options	$1,558,135	$—	$1,558,135	$—	$1,558,135	$—

Note 10. Investment Transactions

For the six months ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $871,192 and $1,424,556, respectively. Purchases and sales of U.S. Government obligations aggregated $2,162,847 and $2,000,000, respectively.  Purchases and sales of options for the Value Fund aggregated $95 and $95, respectively.

For the six months ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $10,044,570 and $10,077,952, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $427,096 and $249,218, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $121,402 and $169,140, respectively.

For the six months ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $34,968,881 and $31,294,224, respectively. Purchases and sales of securities sold short aggregated $222,748 and $220,045, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $2,490,922 and $1,301,452, respectively.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Purchases and sales of options written for the Camelot Fund aggregated $977,548 and $2,273,719, respectively.

Note 11. Tax Matters

As of December 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 881,841	$ 13,638	$ 4,428,913
Gross unrealized depreciation on investment securities	(172,498)	(55,880)	(6,234,161)
Net unrealized appreciation (depreciation) on investment securities	$ 709,343	$ (42,242)	$(1,805,248)

Cost of investment securities, including short-term investments *	$ 9,898,360	$ 2,077,090	$ 35,277,806

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2019 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 473,954	$ (47,634)	$ (3,720,840)
Deferral of Post October loss **	(230,670)	-	-
Accumulated realized gains (loss)	(386)	-	-
Undistributed accumulated ordinary income	14,685	3,994	495,897
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	-	(681,430)	(1,730,263)
Long-term	-	(218,425)	(3,955,930)
Total Distributable earnings	$ 257,583	$ (943,495)	$ (8,911,136)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The Funds paid the following distributions for the six months ended December 31, 2019 and year ended June 30, 2019:

Value Fund
Period Ended	$ Amount	Tax Character
Investor Class
12/31/2019	$ 14,959	Ordinary income
6/30/2019	$ 8,490	Ordinary income
6/30/2019	$ 265,033	Long-term capital gain

Class C
12/31/2019	$ -	Ordinary income
6/30/2019	$ -	Ordinary income
6/30/2019	$ 35,412	Long-term capital gain

Institutional Class
12/31/2019	$ 20,449	Ordinary income
6/30/2019	$ 18,610	Ordinary income
6/30/2019	$ 151,874	Long-term capital gain

Baldwin Fund
Period Ended	$ Amount	Tax Character
12/31/2019	$ 17,281	Ordinary income
6/30/2019	$ 28,217	Ordinary income

Camelot Fund
Period Ended	$ Amount	Tax Character
Class A
12/31/2019	$ 63,369	Ordinary income
6/30/2019	$ 88,765	Ordinary income

Institutional Class
12/31/2019	$ 255,854	Ordinary income
6/30/2019	$ 240,319	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2019, NFS, LLC owned approximately 90% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2019, NFS, LLC owned approximately 42%

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of December 31, 2019, UBS Financial Services, Inc. owned approximately 32% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  New Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, Baldwin Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2019 through December 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,029.28	$7.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,025.32	$11.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,030.92	$6.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Leigh Baldwin

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,001.73	$5.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.16	$5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,032.77	$10.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,034.78	$8.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.43	$8.84

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2019 (UNAUDITED)

 TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	RueOne Investments LLC, UCLA Anderson Fink Center for Finance and Investments

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2019 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

This Page Was Left Blank Intentionally

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the Baldwin Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date March 5, 2020